Long-Term Debt (Details) (USD $)	3 Months Ended				12 Months Ended					0 Months Ended	3 Months Ended			0 Months Ended			0 Months Ended				0 Months Ended		3 Months Ended		0 Months Ended			3 Months Ended	0 Months Ended		3 Months Ended					0 Months Ended		0 Months Ended		3 Months Ended		0 Months Ended	3 Months Ended						0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended					0 Months Ended	3 Months Ended					0 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Refining LLC	Dec. 31, 2012 Refining LLC	Jan. 23, 2013 10.875% Senior Secured Notes, due 2017	Mar. 31, 2013 10.875% Senior Secured Notes, due 2017	Dec. 31, 2012 10.875% Senior Secured Notes, due 2017	Dec. 31, 2011 10.875% Senior Secured Notes, due 2017	Apr. 06, 2010 10.875% Senior Secured Notes, due 2017 CRLLC and Coffeyville Finance Inc. (Issuers)	Mar. 31, 2013 6.5% Second Lien Senior Secured Notes, due 2022	Dec. 31, 2012 6.5% Second Lien Senior Secured Notes, due 2022	Oct. 23, 2012 6.5% Second Lien Senior Secured Notes, due 2022 CRLLC	Oct. 23, 2012 6.5% Second Lien Senior Secured Notes, due 2022 Refining LLC	Mar. 31, 2013 6.5% Second Lien Senior Secured Notes, due 2022 Refining LLC	Dec. 31, 2011 First Lien Notes	Nov. 23, 2012 First Lien Notes CRLLC	Oct. 23, 2012 First Lien Notes CRLLC	Dec. 31, 2012 First Lien Notes CRLLC	Dec. 31, 2011 First Lien Notes CRLLC	Apr. 06, 2010 Original Notes CRLLC and Coffeyville Finance Inc. (Issuers)	Dec. 30, 2010 Original Notes CRLLC	Dec. 15, 2011 Additional First Lien Notes CRLLC and Coffeyville Finance Inc. (Issuers)	Dec. 15, 2011 Additional First Lien Notes CRLLC and Coffeyville Finance Inc. (Issuers)	Dec. 15, 2011 Additional First Lien Notes CRLLC	Apr. 06, 2010 Old Notes CRLLC	Dec. 31, 2012 ABL Credit Facility CRLLC	Mar. 31, 2011 ABL Credit Facility CRLLC	Dec. 31, 2011 ABL Credit Facility CRLLC	Dec. 15, 2011 ABL Credit Facility CRLLC	Feb. 22, 2011 ABL Credit Facility CRLLC	Feb. 22, 2011 ABL Credit Facility CRLLC LIBOR	Feb. 22, 2011 ABL Credit Facility CRLLC LIBOR Minimum	Feb. 22, 2011 ABL Credit Facility CRLLC Prime	Feb. 22, 2011 ABL Credit Facility CRLLC Prime Minimum	Mar. 31, 2011 First Priority Credit Facility CRLLC	Feb. 22, 2011 First Priority Credit Facility CRLLC	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties	Dec. 31, 2012 Amended and Restated ABL Credit Facility Credit parties	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Daily Average Amount Of Loans And Letters Of Credit Outstanding Less Than 50% Of Lesser Of Borrowing Base And Total Commitments	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Daily Average Amount Of Loans And Letters Of Credit Outstanding Less Than 50% Of Lesser Of Borrowing Base And Total Commitments
Dec. 20, 2012
Amended and Restated ABL Credit Facility
Credit parties
Daily Average Amount Of Loans And Letters Of Credit Outstanding Equal To Or Greater Than 50% Of Lesser Of Borrowing Base And Total Commitments

Mar. 31, 2013
Amended and Restated ABL Credit Facility
Credit parties
Daily Average Amount Of Loans And Letters Of Credit Outstanding Equal To Or Greater Than 50% Of Lesser Of Borrowing Base And Total Commitments
																																																					Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties LIBOR	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties LIBOR	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties LIBOR Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties LIBOR Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties LIBOR Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties LIBOR Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Prime	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Prime	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Prime Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Prime Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Prime Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Prime Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Jan. 23, 2013 Intercompany credit facility CRLLC	Jan. 23, 2013 Intercompany credit facility CRLLC Minimum
Long-Term Debt
Long-term debt	$ 550,884,000	$ 772,078,000			$ 772,078,000	$ 728,903,000						$ 220,910,000	$ 220,591,000		$ 500,000,000	$ 500,000,000				$ 456,053,000
Capital lease obligations	50,884,000	51,168,000			51,168,000	52,259,000
Stated interest rate (as a percent)										10.875%	10.875%	10.875%	10.875%	10.875%	6.50%	6.50%		6.50%		9.00%					9.00%		9.00%	9.00%	9.00%
Unamortized discount												1,840,000	2,159,000											900,000						4,000,000
Unamortized discount written off										1,800,000
Aggregate principal amount														225,000,000				500,000,000							275,000,000		200,000,000
Issue price as a percentage of principal amount														98.811%											99.511%		105.00%	105.00%
Additional third party fees and expenses associated with the offering																														3,600,000
Accrued interest payable																												3,700,000
Unamortized premium										20,600,000														9,900,000			10,000,000	10,000,000	10,000,000
Proceeds from IPO to be utilized for repurchase of debt	253,000,000									253,000,000
Face amount of debt repurchased										222,800,000											124,100,000	323,000,000
Interest paid upon settlement										9,500,000											1,600,000	1,800,000
Loss on extinguishment of debt	26,127,000	37,540,000	170,000	1,908,000	37,540,000	2,078,000	16,647,000				26,100,000												33,400,000			1,600,000
Write-off of previously deferred financing charges											3,700,000												8,100,000								4,100,000									1,900,000
Total net proceeds from the offering																		492,500,000											202,800,000	485,700,000
Proceeds from IPO to be utilized for repurchase of debt																	348,100,000	348,100,000
Noncontrolling Interest, Ownership Percentage by Parent								100.00%	100.00%
Prepayment Premium																					8,400,000	23,200,000	31,600,000
Portion of unamortized premium written off																							6,300,000
Deferred finance costs																		8,700,000															9,100,000										2,100,000	2,100,000
Estimated fair value																			511,300,000
Borrowing capacity																																		400,000,000	250,000,000						150,000,000	400,000,000																							150,000,000
Letter of credit sublimit as a percentage of the total facility commitment																																			90.00%							90.00%
Maximum borrowing capacity optional expansion																																			250,000,000							200,000,000
Swingline loans sublimit as a percentage of the total facility commitment																																										10.00%
Variable rate basis																																				LIBOR		prime rate															LIBOR	LIBOR					prime rate	prime rate					LIBOR
Basis spread on variable rate (as a percent)																																					2.75%		1.75%																1.75%	1.75%	2.00%	2.00%			0.75%	0.75%	1.00%	1.00%	3.00%
Percentage threshold of borrowing base and total commitments for determination of interest rate on borrowings																																													50.00%	50.00%	50.00%	50.00%
Unused line fee (as a percent)																																																	0.40%	0.40%	0.30%	0.30%
Percentage threshold of borrowing base and total commitments for determination of unused capacity commitment fee																																																	50.00%	50.00%	50.00%	50.00%
Percentage of deduction of maximum amount available to be drawn under line of credit to compute fees on commercial letters of credit																																										0.50%	0.50%
Percentage of customary facing fees																																										0.125%	0.125%
Unamortized deferred cost at the time of modification that will continue to be amortized																																800,000											2,800,000	2,800,000
Aggregate availability																																											372,800,000	372,300,000																					0
Outstanding letters of credit																																											27,200,000	27,700,000
Borrowings outstanding																																	0										0	0
Term of credit facility																																																																	6 years
Amount of default of other indebtness under customary events of default																																																																		$ 25,000,000